SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

21. SUPPLEMENTAL CASH FLOW INFORMATION

During the year ended December 31, 2021, the Company:

-	Issued common shares against subscriptions of $10,000 received in prior year.
-	Issued 275,000 common shares valued at $38,500 for services received.

During the year ended December 31, 2020, the Company:

-	Issued in total 2,000,000 common shares valued at $100,000 related to the acquisition of HealthTab™ (see Notes 4 and 14).
-	Issued in total 3,480,000 common shares valued at $52,200 as bonus shares under a loan agreement (see Notes 13).
-	Issued 5,477,965 common shares at a price of $0.025 per share to settle an outstanding debt of $136,949.

During the year ended December 31, 2019 the Company:

-	issued in total 1,111,110 common shares valued at $100,000 related to the acquisition of HealthTab (Notes 4 and 14).
-	issued 125,081 common shares to a vendor valued at $11,167.